Trade and other receivables (Details Narrative) ₨ in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)
TradeAndOtherReceivablesLineItems [Line Items]
Current borrowings and current portion of non-current borrowings	$ 7,504	₨ 704,127	₨ 525,120
Factoring [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables		275,489	508,722
Current borrowings and current portion of non-current borrowings		₨ 247,940	₨ 457,850